Investments	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investments

7.    INVESTMENTS

	2021	2020
Equity method investments [a]	$1,031	$677
Public and private equity investments	358	270
Warrants [b]	204	—

	$1,593	$947

[a]	The ownership percentages and carrying values of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2021	2020
LG Magna e-Powertrain Co., Ltd. [i]	49.0%	$481	$—
Litens Automotive Partnership [ii]	76.7%	$291	$273
Hubei HAPM Magna Seating Systems Co., Ltd.	49.9%	$127	$121

[i]
On July 28, 2021, the Company’s Power & Vision segment formed a joint venture with LG Electronics [“LG”], LG Magna
e-Powertrain
Co., Ltd. [“LME”], for cash consideration of $517 million. LME is a variable interest entity [“VIE”] and depends on the Company and LG for funding. The Company is not considered the primary beneficiary. The Company’s known maximum exposure to loss approximated the carrying value of its investment balance as at December 31, 2021.

The difference between the purchase price of the Company’s investment in LME and its proportionate share of the fair value of LME’s net assets created a basis difference of $188 million, which has been allocated on a preliminary basis as follows:

Equity method goodwill	$118
Intangible assets	47
Fixed assets	47
Deferred tax liabilities	(24)

Total basis difference included in equity method investments	$188

The basis differences for intangible and fixed assets are being amortized over an average estimated useful life of 8 years.

[ii]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.

[b]
In October 2020, the Company signed agreements with Fisker Inc. [“Fisker”] for the platform sharing, engineering and manufacturing of the Fisker Ocean SUV. In connection with the arrangement, Fisker issued approximately 19.5 million penny warrants to the Company to purchase common stock, which vest based on specified milestones.
 During
 2021, two third of the warrants vested with a value of $201 million. The initial value attributable to the warrants was
 deferred within other accrued liabilities and other long-term liabilities and is being
recognized in income as performance obligations are satisfied.

Cumulative unrealized gains on equity securities
were
$63 million and $65 million as at December 31, 2021 and 2020, respectively.

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:
Summarized Balance Sheets

	2021	2020
Current assets	$1,825	$1,510

Non-current assets	$1,838	$1,748

Current liabilities	$1,269	$873

Long-term liabilities	$450	$835

Summarized Income Statements

	2021	2020
Sales	$3,303	$3,384
Cost of goods sold & expenses	3,156	3,140

Net income	$147	$244

Sales to equity method investees were approximately $65 million and $104 million for the years ended December 31, 2021 and 2020, respectively.